Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Accounting and Presentation and Unaudited Interim Financial Information

Basis of Accounting and Presentation

The accompanying consolidated financial statements were prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Unaudited Interim Financial Information

The accompanying balance sheet as of September 30, 2020, the statements of operations, the statements of member’s equity and statements of cash flows for the nine months ended September 30, 2019 and 2020 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the audited annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of September 30, 2020 and the results of its operations and its cash flows for the nine months ended September 30, 2019 and 2020. The financial data and other information disclosed in these notes related to the nine months ended September 30, 2019 and 2020 are also unaudited. The results for the nine months ended September 30, 2020 are not necessarily indicative of results to be expected for the year ending December 31, 2020, any other interim periods, or any future year or period. The balance sheet as of December 31, 2019 included herein was derived from the audited financial statements as of that date. Certain disclosures have been condensed or omitted from the interim financial statements. These financial statements should be read in conjunction with the Company’s audited financial statements included elsewhere in this prospectus.

Basis of Accounting and Presentation

The accompanying consolidated financial statements were prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of ATI Intermediate Holdings, LLC and its Subsidiaries, which include HDF, ATI Investment and Array. All intercompany accounts and transactions have been eliminated upon consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of ATI Intermediate Holdings, LLC and its Subsidiaries, which include HDF, ATI Investment and Array. All intercompany accounts and transactions have been eliminated upon consolidation.

Corporate Conversion and Stock Split

Corporate Conversion and Stock Split

On October 14, 2020, prior to the issuance of any of our shares of common stock in our initial public offering (the “IPO”), we converted from a Delaware limited liability company to a Delaware corporation. In connection with the corporate conversion we converted all 1,000 of our outstanding member units into 100,000,000 shares of common stock and then completed a stock split of 1.19994-for-1. The corporate conversion and stock split representing 119,994,467 shares of common stock have been adjusted retroactively for the purposes of calculating basic and diluted earnings per share.

Corporate Conversion and Stock Split

On October 14, 2020, prior to the issuance of any of our shares of common stock in our initial public offering (“IPO”), we converted from a Delaware limited liability company to a Delaware corporation. In connection with the corporate conversion we converted all 1,000 of our outstanding member units into 100,000,000 shares of common stock and then completed a stock split of 1.9994-for-1. The corporate conversion and stock split representing 119,994,467 shares of common stock have been adjusted retroactively for the purposes of calculating basic and diluted earnings per share.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from those estimates. Significant estimates include impairment of goodwill, impairment of long-lived assets, fair value of contingent consideration, allowance for doubtful accounts, reserve for excess or obsolete inventories, valuation of deferred tax assets and warranty reserve. Management believes that these estimates and assumptions provide a reasonable basis for the fair presentation of the consolidated financial statements.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from those estimates. Significant estimates include impairment of goodwill, impairment of long-lived assets, fair value of contingent consideration, allowance for doubtful accounts, reserve for excess or obsolete inventories, valuation of deferred tax assets and warranty reserve. Management believes that these estimates and assumptions provide a reasonable basis for the fair presentation of the consolidated financial statements.

Restricted Cash

Restricted Cash

At December 31, 2019, the Company had $51.0 million in restricted cash. The restricted cash secures its standby letter of credit facility which expires August 31, 2020 (see Note 8). As such, the restricted cash is considered a current asset in the accompanying balance sheets.

The following table provides a reconciliation of cash and restricted cash at December 31, 2018 and 2019 as reported within the consolidated balance sheets to the same such amounts shown in the consolidated statements of cash flows (in thousands):

	2018	2019
Cash	$40,826	$310,262
Restricted cash	—	50,995

Cash and restricted cash	$40,826	$361,257

Accounts Receivable

Accounts Receivable

The Company’s accounts receivable are due primarily from solar contractors across the United States and internationally. Credit is extended in the normal course of business based on evaluation of a customer’s financial condition and, generally, collateral is not required. Trade receivables consist of uncollateralized customer obligations due under normal trade terms requiring payment within 30-60 days of the invoice date. Management regularly reviews outstanding accounts receivable and provides for estimated losses through an allowance for doubtful accounts or direct write-off. In evaluating the level of established reserves, management makes judgments regarding the customers’ ability to make required payments, economic events, and other factors. As the financial conditions of these customers change, circumstances develop, or additional information becomes available, adjustments to the allowance for doubtful accounts may be required. When deemed uncollectible, the receivable is charged against the allowance or directly written off. At December 31, 2018 and 2019, the allowance for doubtful accounts was $7.9 million and $0.2 million, respectively.

Amounts retained by project owners under contracts and included in accounts receivable at December 31, 2018 and 2019 were $5.7 million and $6.1 million, respectively. Such retention amounts represent funds withheld by our customers until the products are installed by a third party, arranged by the customer, and the project is declared operational. Retention amounts and length of retention periods may vary. All retention amounts outstanding as of December 31, 2019 are collectible within the next 12 months.

Inventories

Inventories

Inventories consist of raw materials and finished goods. Inventories are stated at the lower of cost or estimated net realizable value using the weighted average method. Provisions are made to reduce excess or obsolete inventories to their estimated net realizable values. See Note 3 for a detail of the components that comprise the inventory balance presented on the accompanying consolidated balance sheets.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment acquired in the acquisition of Array are recorded at fair value at the date of acquisition net of accumulated depreciation and amortization; all other property, plant and equipment are recorded at cost, net of accumulated depreciation and amortization. Improvements, betterments and replacements which significantly extend the life of an asset are capitalized. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the respective assets. Repair and maintenance costs are expensed as incurred.

A gain or loss on the sale of property, plant and equipment is calculated as the difference between the cost of the asset disposed of, net of depreciation, and the sales proceeds received. A gain or loss on an asset disposal is recognized in the period that the sale occurs.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

When events, circumstances or operating results indicate that the carrying values of long-lived assets might not be recoverable through future operations, the Company prepares projections of the undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the projections indicate that the recorded amounts are not expected to be recoverable, such amounts are reduced to estimated fair value. Fair value is estimated based upon internal evaluation of each asset that includes quantitative analyses of net revenue and cash flows, review of recent sales of similar assets and market responses based upon discussions in connection with offers received from potential buyers. Management determined there was no impairment for the years ended December 31, 2018 and 2019.

Goodwill

Goodwill

Goodwill is evaluated for impairment annually or when events or circumstances occur indicating goodwill might be impaired. Guidance related to goodwill impairment testing provides an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Company determines reporting units based on component parts of its business for which discrete financial information is available and reviewed regularly by management. The Company considers various events and circumstances when evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount and whether an impairment analysis is necessary.

Amortizable and Other Intangible Assets

Amortizable and Other Intangible Assets

The Company amortizes identifiable intangible assets consisting of developed technology, customer relationships, contractual backlog and internal-use software modifications because these assets have finite lives. The Company’s intangible assets with finite lives are amortized on a straight-line basis over the estimated useful lives. The basis of amortization approximates the pattern in which the assets are utilized, over their estimated useful lives. The Array Technologies trade name has been determined to have an indefinite life and, therefore, is not amortized but is subject to an annual impairment test or at any other time when impairment indicators exist.

Debt Discount/Deferred Financing Costs

Debt Discount/Deferred Financing Costs

Debt discount and financing costs incurred to issue debt are deferred and amortized using the effective interest method as a component of interest expense over the life of the related debt agreement. Amortization expense of debt discount and deferred financing costs was $3.0 million and $4.0 million, respectively, for the years ended December 31, 2018 and 2019.

Revenue Recognition

Revenue Recognition

The Company recognized revenues from the sale of solar tracking systems and parts and determines its revenue recognition through the following steps (i) identification of the contract or contracts with a customer, (ii) identification of the performance obligations within the contract, (iii) determination of the transaction price, (iv) allocation of the transaction price to the performance obligations within the contract, and (v) recognition of revenue when, or as the performance obligation has been satisfied.

Performance Obligations

The Company’s contracts with customers are predominately accounted for as one performance obligation, as the majority of tasks and services is part of a single project or capability. As these contracts are typically a customized assembly for a customer-specific solution, the Company uses the expected cost-plus margin approach to estimate the standalone selling price of each performance obligation. For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation using its best estimate of the standalone selling price of each distinct good or service in the contract. In assessing the recognition of revenue, the Company also evaluates whether two or more contracts should be combined and accounted for as one contract and if the combined or single contract should be accounted for as multiple performance obligations which could change the amount of revenue and profit (loss) recorded in a period. Change orders may include changes in specifications or design, manner of performance, equipment, materials, scope of work, and/or the period of completion of the project. The Company analyzes its change orders to determine if they should be accounted for as a modification to an existing contract or a new stand-alone contract. The Company’s change orders are generally modifications to existing contracts and are included in the total estimated contract revenue when it is probable that the change order will result in additional value that can be reliably estimated and realized. The majority of the Company’s contracts do not contain variable consideration provisions as a continuation of the original contract.

The Company’s performance obligations are satisfied predominately over-time as work progresses for its custom assembled solar systems, utilizing an output measure of completed products and based on the timing of the product’s shipments considering the shipping terms described in the contract.

Revenue recognized for the Company’s part sales are recorded at a point in time and recognized when obligations under the terms of the contract with our customer are satisfied. Generally, this occurs with the transfer of control of the asset, which is in line with shipping terms.

Contract Estimates

Accounting for contracts utilizing the over-time method and their expected cost-plus margins is based on various assumptions to project the outcome of future events that can exceed a year. These assumptions include labor productivity and availability; the complexity of the work to be performed; the cost and availability of materials; and the availability and timing of funding from the customer. The Company reviews and updates its contract-related estimates each reporting period. The Company recognizes adjustments in estimated expected cost-plus on contracts under the cumulative catch-up method. Under this method, the impact of the adjustment on profit recorded to date is recognized in the period the adjustment is identified. Revenue and profit in future periods of contract performance is recognized using the adjusted estimate. If at any time the estimate of contract profitability indicates an anticipated loss on the contract, the Company recognizes the total loss in the period it is identified.

Contract Balances

The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables (contract assets), and deferred revenue (contract liabilities) on the consolidated balance sheets. The majority of the Company’s contract amounts are billed as work progresses in accordance with agreed-upon contractual terms, which generally coincide with the shipment of one or more phases of the project. Billing sometimes occurs subsequent to revenue recognition, resulting in contract assets. The changes in contract assets (i.e. unbilled receivables) and the corresponding amounts recorded in revenue relate to fluctuations in the timing and volume of billings for the Company’s revenue recognized over-time. As of December 31, 2019 and September 30, 2020, contract assets consisting of unbilled receivables totaling $16.1 million and $34.8 million, respectively, are recorded within accounts receivable on the consolidated balance sheets on a contract-by-contract basis at the end of the reporting period. The Company also receives advances or deposits from its customers, before revenue is recognized, resulting in contract liabilities. The changes in contract liabilities (i.e. deferred revenue) relate to advanced orders and payments received by the Company and are the result of customers looking to take advantage of certain U.S. federal tax incentives set to decrease at the end of 2019. Based on the terms of the tax incentives the customer must pay for the goods prior to December 31, 2019 which accounts for the increase in the advanced orders and payments and the resulting deferred revenue at December 31, 2019 and subsequent reduction for deliveries which occurred during the nine months ended September 30, 2020. As of December 31, 2019 and September 30, 2020, contract liabilities consisting of deferred revenue were $328.8 million and $44.8 million, respectively, and were recorded on a contract-by-contract basis at the end of each reporting period. During the nine months ended September 30, 2019 and 2020, the Company converted $328.8 million and $20.5 million deferred revenue to revenue, respectively, which represented 100% and 99.2% of the prior years deferred revenue balance.

Remaining Performance Obligations

As of September 30, 2020, the Company had $227.0 million of remaining performance obligations. The Company expects to recognize revenue on 100% of these performance obligations in the next twelve months.

Revenue Recognition - 2019

The Company recognized revenue from the sale of solar tracking systems and parts and determines its revenue recognition through the following steps (i) identification of the contract or contracts with a customer, (ii) identification of the performance obligations within the contract, (iii) determination of the transaction price, (iv) allocation of the transaction price to the performance obligations within the contract, and (v) recognition of revenue when, or as the performance obligation has been satisfied.

Performance Obligations

The Company’s contracts with customers are predominately accounted for as one performance obligation, as the majority of tasks and services is part of a single project or capability. As these contracts are typically a customized assembly for a customer-specific solution, the Company uses the expected cost-plus margin approach to estimate the standalone selling price of each performance obligation. For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation using its best estimate of the standalone selling price of each distinct good or service in the contract. In assessing the recognition of revenue, the Company also evaluates whether two or more contracts should be combined and accounted for as one contract and if the combined or single contract should be accounted for as multiple performance obligations which could change the amount of revenue and profit (loss) recorded in a period. Change orders may include changes in specifications or design, manner of performance, equipment, materials, scope of work, and/or the period of completion of the project. The Company analyzes its change orders to determine if they should be accounted for as a modification to an existing contract or a new stand-alone contract.

The Company’s change orders are generally modifications to existing contracts and are included in the total estimated contract revenue when it is probable that the change order will result in additional value that can be reliably estimated and realized. The majority of the Company’s contracts do not contain variable consideration provisions as a continuation of the original contract.

The Company’s performance obligations are satisfied predominately over-time as work progresses for its custom assembled solar systems, utilizing an output measure of completed products and based on the timing of the product’s shipments considering the shipping terms described in the contract.

Revenue recognized for the Company’s part sales are recorded at a point in time and recognized when obligations under the terms of the contract with our customer are satisfied. Generally, this occurs with the transfer of control of the asset, which is in line with shipping terms.

Contract Estimates

Accounting for contracts utilizing the over-time method and their expected cost-plus margins is based on various assumptions to project the outcome of future events that can exceed a year. These assumptions include labor productivity and availability; the complexity of the work to be performed; the cost and availability of materials; and the availability and timing of funding from the customer. The Company reviews and updates its contract-related estimates each reporting period. The Company recognizes adjustments in estimated expected cost-plus on contracts under the cumulative catch-up method. Under this method, the impact of the adjustment on profit recorded to date is recognized in the period the adjustment is identified. Revenue and profit in future periods of contract performance is recognized using the adjusted estimate. If at any time the estimate of contract profitability indicates an anticipated loss on the contract, the Company recognizes the total loss in the period it is identified.

Contract Balances

The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables (contract assets), and deferred revenue (contract liabilities) on the consolidated balance sheets. The majority of the Company’s contract amounts are billed as work progresses in accordance with agreed-upon contractual terms, which generally coincide with the shipment of one or more phases of the project. Billing sometimes occurs subsequent to revenue recognition, resulting in contract assets. The changes in contract assets (i.e. unbilled receivables) and the corresponding amounts recorded in revenue relate to fluctuations in the timing and volume of billings for the Company’s revenue recognized over-time. As of December 31, 2018 and 2019, contract assets consisting of unbilled receivables totaling $1.9 million and $16.1 million, respectively, are recorded within accounts receivable on the consolidated balance sheets on a contract-by-contract basis at the end of the reporting period. The Company also receives advances or deposits from its customers, before revenue is recognized, resulting in contract liabilities. The changes in contract liabilities (i.e. deferred revenue) relate to advanced orders and payments received by the Company and are the result of customers looking to take advantage of certain U.S. federal tax incentives set to decrease at the end of 2019. Based on the terms of the tax incentives the customer must pay for the goods prior to December 31, 2019 which accounts for the increase in the advanced orders and payments and the resulting deferred revenue. As of December 31, 2018 and 2019, contract liabilities consisting of deferred revenue were $21.8 million and $328.8 million, respectively, and were recorded on a contract-by-contract basis at the end of each reporting period. During the years ended December 31, 2018 and 2019, the Company converted $14.4 million and $21.8 million of deferred revenue to revenue, respectively, which represented 100% of the prior years deferred revenue balance.

Remaining Performance Obligations

As of December 31, 2019, the Company had $434.9 million of remaining performance obligations. The Company expects to recognize revenue on 100% of these performance obligations in 2020.

Practical Expedients and Exemptions

The Company has elected to adopt certain practical expedients and exemptions as allowed under the new revenue guidance such as, (i) recording sales commissions as incurred because the amortization period is less than one year, (ii) there is no adjustment related to the effects of significant financing components as the contract term is less than one year, (iii) excludes the collected sales tax amounts from the calculation of revenue, and (iv) the election to account for shipping and handling activities that are incurred after the customer obtained control of the product as fulfillment costs rather than a separate service provided to the customer for which consideration would need to be allocated. As such, reimbursement by the Company’s customers for shipping and handling costs for delivery of the Company’s products are recorded as revenue in the accompanying consolidated statements of operations and totaled $16.4 million and $22.9 million for the years ended December 31, 2018 and 2019, respectively. Shipping and handling expenses are included as a component of cost of revenue as incurred and totaled $20.1 million and $17.3 million for the years ended December 31, 2018 and 2019, respectively.

Revenue Recognition - 2018

Products are sold by the Company for cash-in-advance and on credit. Revenue is recognized when persuasive evidence of an agreement exists and upon delivery and acceptance, or earlier if required by shipping terms, provided title is transferred, prices are fixed or determinable, and collection is deemed probable. Revenues are presented net of sales, use, value-added and other excise taxes collected by the Company that are remitted to various governmental authorities.

Warranty Obligations

Warranty Obligations

The Company offers an assurance type warranty for its products against defects in design, materials and workmanship for a period ranging from two to twenty years from customer acceptance. For these assurance type warranties, a provision for estimated future costs related to warranty expense is recorded when they are probable and reasonably estimable, which is typically when products are delivered. This provision is based on historical information on the nature, frequency and average cost of claims for each product line. When little or no experience exists for an immature product line, the estimate is based on comparable product lines. These estimates are re-evaluated on an ongoing basis using best-available information and revisions to estimates are made as necessary.

Income Taxes

Income Taxes

The Company provides for income taxes based on the provisions of FASB ASC Topic 740, Income Taxes, which, among other things, requires that recognition of deferred income taxes be measured by the provisions of enacted tax rates in effect at the date of the consolidated financial statements. A valuation allowance is provided to reduce deferred income tax assets if it is more likely than not that all, or some portion, of such deferred tax assets will not be recognized. Provision for estimated income taxes is based upon elements of income and expense reported in the consolidated statements of operations. The Company also files certain corporate state income tax returns. Generally, the Company is subject to examination by U.S. federal (or state or local) income tax authorities for three years from the filing of a tax return. The current provision for income taxes represents actual or estimated amounts payable on tax return filings each year. Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the accompanying consolidated balance sheets, and for operating loss and tax credit carryforwards. The change in deferred tax assets and liabilities for the period measures the deferred tax provision or benefit for the period. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustments to the tax provision or benefit in the period of enactment. Adjustments for penalties and interest, if any, are also reflected in the current year tax provision or benefit.

The Company determines whether uncertain tax positions are more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.

The Company recognizes interest and penalties related to unrecognized tax benefits within the interest expense line and other expense line, respectively, in the consolidated statements of operations. Accrued interest and penalties are included within the related liability lines in the consolidated balance sheets.

Equity-Based Compensation

Equity-Based Compensation

The Company recognizes equity-based compensation expense based on the equity award’s grant date fair value. The determination of the fair value of equity awards issued to employees of the Company is based upon the underlying unit price and a number of assumptions, including volatility, performance period, risk-free interest rate and expected dividends. The Company accounts for forfeitures as they occur. The grant date fair value of each unit is amortized on a straight-line basis over the requisite service period.

Equity-Based Compensation

The Company recognizes equity-based compensation expense based on the equity award’s grant date fair value. The determination of the fair value of equity awards issued to employees of the Company is based upon the underlying unit price and a number of assumptions, including volatility, performance period, risk-free interest rate and expected dividends. The Company accounts for forfeitures as they occur. The grant date fair value of each unit is amortized on a straight-line basis over the requisite service period.

Earnings per Unit ("EPU")

Earnings per Unit (“EPU”)

Basic earnings per unit, or EPU, is computed by dividing net income available to unit holders by the weighted average units outstanding during the period. Diluted EPU takes into account the potential dilution that could occur if securities or other contracts to issue units, such as stock options and unvested restricted stock units, were exercised and converted into units. Diluted EPU is computed by dividing net income available to unit holders by the weighted average units outstanding during the period, increased by the number of additional units that would have been outstanding if the potential units had been issued and were dilutive.

Earnings per Unit (“EPU”)

Basic earnings (loss) per unit, or EPU, is computed by dividing net income (loss) available to unit holders by the weighted average units outstanding during the period. Diluted EPU takes into account the potential dilution that could occur if securities or other contracts to issue units, such as stock options and unvested restricted stock units, were exercised and converted into units. Diluted EPU is computed by dividing net income (loss) available to unit holders by the weighted average units outstanding during the period, increased by the number of additional units that would have been outstanding if the potential units had been issued and were dilutive.

Credit Concentration

Credit Concentration

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, restricted cash and accounts receivable. The Company has no significant off balance sheet concentrations of credit risk. The Company maintains its cash and restricted cash with financial institutions that are believed to be of high credit quality and has not experienced any material losses relating to any cash and restricted cash. As of December 31, 2019 and September 30, 2020, $360.9 million and $26.6 million, respectively, of the Company’s bank balances were uninsured and uncollateralized and exposed to custodial credit risk.

The Company’s customer base consists primarily of solar contractors. The Company does not require collateral on its trade receivables. For the nine months ended September 30, 2019, the Company’s largest customer and five largest customers constituted 21.2% and 55.2% of total revenues, respectively. Three customers make up 43.1% of revenue and are the only customers constituting greater than 10% of total revenue. For the nine months ended September 30, 2020, the Company’s largest customer and five largest customers constituted 14.3% and 45.9% of total revenues, respectively. Two customers make up 24.5% of revenue and are the only customers greater than 10% of total revenue. The loss of any one of the Company’s top five customers could have a materially adverse effect on the revenues and profits of the Company. Further, the Company’s trade accounts receivable are from companies within the solar industry and, as such, the Company is exposed to normal industry credit risks. As of December 31, 2019, the Company’s largest customer and five largest customers constituted 29.5% and 69.0% of trade accounts receivable, respectively. As of September 30, 2020, the Company’s largest customer and five largest customers constituted 21.7% and 23.9% of trade accounts receivable, respectively. The Company continually evaluates its reserves for potential credit losses and establishes reserves for such losses.

Credit Concentration

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, restricted cash and accounts receivable. The Company has no significant off balance sheet concentrations of credit risk. The Company maintains its cash with financial institutions that are believed to be of high credit quality and has not experienced any material losses relating to any cash and restricted cash. As of December 31, 2018 and 2019, $40.1 million and $360.9 million, respectively, of the Company’s bank balances were uninsured and uncollateralized and exposed to custodial credit risk.

The Company’s customer base consists primarily of solar contractors. The Company does not require collateral on its trade receivables. For the year ended December 31, 2018, the Company’s largest customer and five largest customers constituted 17.5% and 50.9% of total revenues, respectively. Two customers make up 28.3% of revenue and are the only customers constituting greater than 10% of total revenue. For the year ended December 31, 2019, the Company’s largest customer and five largest customers constituted 17.2% and 50.1% of total revenues, respectively. Two customers make up 28.7% of revenue and are the only customers constituting greater than 10% of total revenue. The loss of any one of the Company’s top five customers could have a materially adverse effect on the revenues and profits of the Company. Further, the Company’s trade accounts receivable are from companies within the solar industry and, as such, the Company is exposed to normal industry credit risks. As of December 31, 2018, the Company’s largest customer and five largest customers constituted 11.6% and 26.5% of trade accounts receivable, respectively. As of December 31, 2019, the Company’s largest customer and five largest customers constituted 29.5% and 69.0% of trade accounts receivable, respectively. The Company continually evaluates its reserves for potential credit losses and establishes reserves for such losses.

Fair Value

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company follows a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Three levels of inputs may be used to measure fair value, as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity that are significant to the fair value of the assets or liabilities.

Assets valued using Level 1 inputs are determined by quoted market prices derived from an active market and Level 2 inputs are based primarily on quoted prices for similar assets in active or inactive markets. Level 3 inputs are valued by management’s assumptions about the assumptions the market participants would utilize in pricing the asset.

The fair values of the Company’s cash, restricted cash, accounts receivable, and accounts payable approximate their carrying values due to their short maturities. The carrying value of the Company’s notes payable and related party loans approximates their fair values, as they are based on current market rates at which the Company could borrow funds with similar terms.

The Company follows the provisions of FASB ASC Topic 820-10 for nonfinancial assets and liabilities measured at fair value on a non-recurring basis. As it relates to the Company, this applies to certain nonfinancial assets and liabilities acquired in business combinations and measurement of goodwill impairment and non-amortizable intangibles and is thereby measured at fair value. The Company has determined such fair value primarily by third-party valuations.

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company follows a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Three levels of inputs may be used to measure fair value, as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity that are significant to the fair value of the assets or liabilities.

Assets valued using Level 1 inputs are determined by quoted market prices derived from an active market and Level 2 inputs are based primarily on quoted prices for similar assets in active or inactive markets. Level 3 inputs are valued by management’s assumptions about the assumptions the market participants would utilize in pricing the asset.

The fair values of the Company’s cash, restricted cash, accounts receivable, and accounts payable approximate their carrying values due to their short maturities. The carrying value of the Company’s notes payable and related party loans approximates their fair values, as they are based on current market rates at which the Company could borrow funds with similar terms.

The Company follows the provisions of FASB ASC Topic 820-10 for nonfinancial assets and liabilities measured at fair value on a non-recurring basis. As it relates to the Company, this applies to certain nonfinancial assets and liabilities acquired in business combinations and measurement of goodwill impairment and non-amortizable intangibles and is thereby measured at fair value. The Company has determined such fair value primarily by third-party valuations.

New Accounting Standards

New Accounting Standards

To be adopted

In February 2016, the FASB issued ASU No. 2016-02 (Topic 842) “Leases” which supersedes the lease recognition requirements in ASC Topic 840, “Leases.” Under ASU No. 2016-02, lessees are required to recognize assets and liabilities on the consolidated balance sheets for most leases and provide enhanced disclosures. Leases will continue to be classified as either finance or operating. For companies that are not emerging growth companies (“EGCs”), the ASU is effective for fiscal years beginning after December 15, 2018. For EGCs, the ASU is effective for fiscal years beginning after December 15, 2021. The Company will adopt the new standard using the modified retrospective method, under which the Company will apply Topic 842 to existing and new leases as of the effective date, but prior periods will not be restated and will continue to be reported under Topic 840 guidance in effect during those periods. The Company anticipates that the adoption will not have a material impact on its consolidated statements of operations or its consolidated statements of cash flows but expects to recognize right-of-use assets and liabilities for lease obligations associated with its operating leases.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses, which was subsequently amended by ASU No. 2018-19 and ASU No. 2019-10, requires the measurement of expected credit losses for financial instruments carried at amortized cost held at the reporting date based on historical experience, current conditions and reasonable forecasts. The updated guidance also amends the current other-than-temporary impairment model for available-for-sale debt securities by requiring the recognition of impairments relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security’s amortized cost basis and its fair value. In addition, the length of time a security has been in an unrealized loss position will no longer impact the determination of whether a credit loss exists. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The standard is effective for fiscal years beginning after December 15, 2022 or December 15, 2021 if we lose our EGC status in 2021. The Company will continue to assess the possible impact of this standard, but currently does not expect the adoption of this standard will have a significant impact on its consolidated financial statements and its limited history of bad debt expense relating to trade accounts receivable.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which makes a number of changes meant to add, modify or remove certain disclosure requirements associated with the movement against or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. The standard is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2019. Early adoption is permitted upon issuance of the update. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU No. 2019-12”), which is intended to simplify various aspects of the accounting for income taxes. ASU No. 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This standard is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

New Accounting Standards

Adopted in 2019

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606),” with the intent of significantly enhancing consistency and comparability of revenue recognition practices across entities and industries. ASU No. 2014-09 supersedes the revenue recognition guidance in Topic 605, Revenue Recognition. The new standard establishes a single, principle-based five-step model to be applied to all contracts with customers and introduces new and enhanced disclosure requirements. It also requires the use of more estimates and judgments than the present standards in addition to additional disclosures. The Company has reviewed its various customer arrangements in order to determine the impact the new accounting guidance for revenue recognition will have on its consolidated financial statements and related disclosures. The Company adopted this, on January 1, 2019, using a modified retrospective approach for those contracts not completed at the date of initial adoption. There was no significant impact to its consolidated financial statements, due to the value and satisfaction of performance obligations occurred at a materially similar value and timing as recorded utilizing previous accounting treatment, other than additional disclosures contained herein.

To be Adopted

In February 2016, the FASB issued ASU No. 2016-02 (Topic 842) “Leases” which supersedes the lease recognition requirements in ASC Topic 840, “Leases.” Under ASU No. 2016-02, lessees are required to recognize assets and liabilities on the consolidated balance sheets for most leases and provide enhanced disclosures. Leases will continue to be classified as either finance or operating. For companies that are not emerging growth companies (“EGCs”), the ASU is effective for fiscal years beginning after December 15, 2018. For EGCs, the ASU is effective for fiscal years beginning after December 15, 2021. The Company will adopt the new standard using the modified retrospective method, under which the Company will apply Topic 842 to existing and new leases as of January 1, 2022, but prior periods will not be restated and will continue to be reported under Topic 840 guidance in effect during those periods. The Company anticipates that the adoption will not have a material impact on its consolidated statements of operations or its consolidated statements of cash flows but expects to recognize right-of-use assets and liabilities for lease obligations associated with its operating leases. The Company’s operating lease arrangements are discussed in Note 12.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses, which was subsequently amended by ASU No. 2018-19 and ASU No. 2019-10, requires the measurement of expected credit losses for financial instruments carried at amortized cost held at the reporting date based on historical experience, current conditions and reasonable forecasts. The updated guidance also amends the current other-than-temporary impairment model for available-for-sale debt securities by requiring the recognition of impairments relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security’s amortized cost basis and its fair value. In addition, the length of time a security has been in an unrealized loss position will no longer impact the determination of whether a credit loss exists. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The Company will continue to assess the possible impact of this standard, but currently does not expect the adoption of this standard will have a significant impact on its consolidated financial statements and its limited history of bad debt expense relating to trade accounts receivable.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which makes a number of changes meant to add, modify or remove certain disclosure requirements associated with the movement against or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. The standard is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2019. Early adoption is permitted upon issuance of the update. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU No. 2019-12”), which is intended to simplify various aspects of the accounting for income taxes. ASU No. 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This standard is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

Impact of COVID-19 Pandemic and CARES Act Payroll Tax Deferral

Impact of COVID-19 Pandemic

In December 2019, a novel strain of coronavirus, SARS-CoV-2, which causes coronavirus disease 2019, or COVID-19, surfaced in Wuhan, China. Since then, COVID-19 has spread to multiple countries, including the United States. On March 11, 2020, the World Health Organization declared COVID-19 a pandemic. To date, the Company has maintained uninterrupted business operations with normal turnaround times for its delivery of solar tracking systems. The Company has implemented adjustments to its operations designed to keep employees safe and comply with federal, state and local guidelines, including those regarding social distancing. The extent to which COVID19 may further impact the Company’s business, results of operations, financial condition and cash flows will depend on future developments, which are highly uncertain and cannot be predicted with confidence. In response to COVID-19, the United States government has passed legislation and taken other actions to provide financial relief to companies and other organizations affected by the pandemic. CARES Act Payroll Tax Deferral  The CARES Act permits employers to defer the payment of the employer share of social security taxes due for the period beginning March 27, 2020 and ending December 31, 2020. Of the amounts deferred, 50% are required to be paid by December 31, 2021 and the remaining 50% are required to be paid by December 31, 2022.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist primarily of legal and accounting fees, which are direct and incremental fees related to the IPO. The deferred offering costs will be offset against the IPO proceeds, which will be recorded in the fourth quarter of 2020. As of September 30, 2020, the Company had incurred $3.3 million in deferred offering costs, which are reported as Other assets - long-term on the condensed consolidated balance sheets. Additionally, as of September 30, 2020, the Company had incurred debt issuance costs of $0.5 million associated with a new senior secured credit facility that was obtained in October 2020.